Label	Element	Value
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations	us-gaap_CashAndCashEquivalentsAtCarryingValueIncludingDiscontinuedOperations	$ 2,038,900,000
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations	us-gaap_CashAndCashEquivalentsAtCarryingValueIncludingDiscontinuedOperations	2,706,500,000
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations	us-gaap_CashAndCashEquivalentsAtCarryingValueIncludingDiscontinuedOperations	$ 1,158,500,000